UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022
Formation and operational costs	$ 722,162	$ 5,000	$ 5,000	$ 1,265,341
Loss from operations	(722,162)	(5,000)	(5,000)	(1,265,341)
Other income (expense):
Interest earned (expense) on Investment held in Trust Account	62,703			78,522
Total other income (expense), net	62,703	(5,000)	(5,000)	78,522
Net loss	$ (659,459)	$ (5,000)	$ (5,000)	$ (1,186,819)
Weighted average shares outstanding, non-redeemable common stock, basic	14,932,000	2,500,000	2,500,000	14,932,000
Weighted average shares outstanding, non-redeemable common stock, diluted	14,932,000	2,500,000		14,932,000
Net loss per share, non-redeemable common stock, basic	$ (0.04)	$ 0.00	$ 0.00	$ (0.08)
Net loss per share, non-redeemable common stock, diluted	$ (0.04)	$ 0.00		$ (0.08)
Common stock not subject to redemption
Other income (expense):
Weighted average shares outstanding, non-redeemable common stock, basic	14,932,000	2,500,000	2,500,000	14,932,000
Weighted average shares outstanding, non-redeemable common stock, diluted	14,932,000	2,500,000	2,500,000	14,932,000
Net loss per share, non-redeemable common stock, basic	$ (0.04)	$ 0.00	$ 0.00	$ (0.08)
Net loss per share, non-redeemable common stock, diluted	$ (0.04)	$ 0.00	$ 0.00	$ (0.08)